Financial Instruments - Derivative (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023
Derivative Financial Instruments
Carrying Value, Liabilities						$ 2,001,051
Notional amount			$ 3,657,968	$ 104,214,190			$ 300,000
Borrowing interest rate (as a percent)								0.85%	0.85%
Designated as hedging instruments
Derivative Financial Instruments
Carrying Value, Assets						251,738
Notional amount			2,108,700	44,005,755	$ 2,539,500	43,000,795
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Cumulative gain (loss) on change in fair value of hedge instruments		$ (220,127)
Consolidated other finance income or expense		$ 457,522
Designated as hedging instruments | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Carrying Value, Assets						251,738
Notional amount						$ 10,000,000
Designated as hedging instruments | Forwards maturity at January 2025 through January 2026
Derivative Financial Instruments
Carrying Value, Liabilities				$ 1,975,071
Notional amount			$ 592,005
Average rate | $ / $	18.0059
Cumulative gain (loss) on change in fair value of hedge instruments	$ 1,857,456
Consolidated other finance income or expense	$ 456,559
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Borrowing interest rate (as a percent)			6.762%	6.762%
Not designated as hedging instruments | Forwards maturity at January through March 2025
Derivative Financial Instruments
Carrying Value, Liabilities				$ 8,818
Notional amount			$ 14,000
Average rate | $ / $	20.4645
Consolidated other finance income or expense	$ 149,593
Not designated as hedging instruments | Forwards maturity at January 2025
Derivative Financial Instruments
Average rate | $ / $	20.4915
Not designated as hedging instruments | TVI | Forwards maturity at January through March 2025
Derivative Financial Instruments
Carrying Value, Liabilities				4,408
Notional amount			8,000
Average rate | $ / $	20.4503
Consolidated other finance income or expense	$ 39,791
Not designated as hedging instruments | Empresas Cablevision | Forwards maturity at February through March 2025
Derivative Financial Instruments
Carrying Value, Liabilities				2,502
Notional amount			4,000
Average rate | $ / $	20.4637
Consolidated other finance income or expense	$ 36,474
Not designated as hedging instruments | Cablemas's
Derivative Financial Instruments
Consolidated other finance income or expense	$ 2,181
Not designated as hedging instruments | Cablemas's | Forwards maturity at January 2025
Derivative Financial Instruments
Carrying Value, Liabilities				2,180
Notional amount			5,000
Not designated as hedging instruments | Sky's forward | Forwards maturity at March 2025
Derivative Financial Instruments
Carrying Value, Liabilities				$ 8,072
Notional amount			$ 15,000
Average rate | $ / $	20.4548
Consolidated other finance income or expense	$ 82,065